Accounts Receivable	12 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 — ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	June 30, 2024	June 30, 2023
Accounts receivable	$28,297,491	$76,690,246
Total Accounts receivable	$28,297,491	$76,690,246

The Company’s accounts receivable (“AR”) primarily includes balance due from customers when the Company’s products are sold and delivered to customers.

All of the June 30, 2023 accounts receivable balance has been collected. As of September 15, 2024, approximately 79.8% of the balance of accounts receivable as of June 30, 2024 has been collected. The following table summarizes the Company’s outstanding accounts receivable and subsequent collection by aging bucket:

	Balance as of June 30, 2024	Subsequent collection	% of collection
AR aged less than 6 months	$28,297,491	22,576,704	79.8%
Total Accounts Receivable	$28,297,491	22,576,704	79.8%

	Balance as of June 30, 2023	Subsequent collection	% of collection
AR aged less than 6 months	$76,401,424	$76,401,424	100.0%
AR aged from 7 to 12 months	288,822	288,822	100.0%
Accounts Receivable	$76,690,246	$76,690,246	100.0%

Allowance for doubtful accounts movement is as follows:

	June 30, 2024	June 30, 2023
Beginning balance	$-	$99,003
Reversal	-	(99,003)
Ending balance	$-	$-